Schedule I - Condensed Financial Information Of Parent	12 Months Ended
Dec. 31, 2012
Schedule I - Condensed Financial Information Of Parent
PG&E CORPORATION
SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF PARENT
CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
 (in millions, except per share amounts)

	Year Ended December 31,
	2012	2011	2010
Administrative service revenue	$ 43	$ 44	$ 53
Operating expenses	(41)		(55)
Interest income	1	1	1
Interest expense	(22)		(35)
Other income (expense)	(39)		4
Equity in earnings of subsidiaries	817	852	1,105
Income before income taxes	759	814	1,073
Income tax benefit	57	30	26
Net Income	816	$ 844	$ 1,099
Other Comprehensive Income
Pension and other postretirement benefit plans (net of income tax of $72, $9, $25 in 2012, 2011, and 2010, respectively)	108	(11)
Other (net of income tax of $3 in 2012)	4	-	-
Total other comprehensive income (loss)	112	(11)
Comprehensive Income	$ 928	$ 833	$ 1,057
Weighted average common shares outstanding, basic	424	401	382
Weighted average common shares outstanding, diluted	425	402	392
Net earnings per common share, basic	$ 1.92	$ 2.10	$ 2.86
Net earnings per common share, diluted	$ 1.92	$ 2.10	$ 2.82

PG&E Corporation applies the treasury stock method of reflecting the dilutive effect of outstanding stock-based compensation in the calculation of diluted EPS.  In addition, during 2010, PG&E Corporation applied the “if-converted” method to reflect the impact of the Convertible Subordinated Notes to the extent it was dilutive when compared to basic EPS.

PG&E CORPORATION
SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF PARENT - (Continued)
CONDENSED BALANCE SHEETS
(in millions)

	Balance at December 31,
	2012	2011
ASSETS
Current Assets
Cash and cash equivalents	$ 207	$ 209
Advances to affiliates	26	18
Income taxes receivable	33	8
Deferred income taxes	-	4
Total current assets	266	239
Noncurrent Assets
Equipment	1	14
Accumulated depreciation	(1)
Net equipment	-	-
Investments in subsidiaries	13,387	12,378
Other investments	102	94
Income taxes receivable	5	2
Deferred income taxes	178	143
Other	1	2
Total noncurrent assets	13,673	12,619
Total Assets	$ 13,939	$ 12,858

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities
Short-term borrowings	$ 120	$ -
Accounts payable - other	48	21
Income taxes payable	-	57
Other	221	208
Total current liabilities	389	286
Noncurrent Liabilities
Longdebt	349	349
Other	127	122
Total noncurrent liabilities	476	471
Common Shareholders' Equity
Common stock	8,428	7,602
Reinvested earnings	4,747	4,712
Accumulated other comprehensive loss	(101)
Total common shareholders' equity	13,074	12,101
Total Liabilities and Shareholders' Equity	$ 13,939	$ 12,858

PG&E CORPORATION
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT - (Continued)
CONDENSED STATEMENTS OF CASH FLOWS
(in millions)

	Year Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income	$816	$844	$1,099
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation amortization	51	36	38
Equity in earnings of subsidiaries	(817)	(852)	(1,105)
Deferred income taxes and tax credits, net	(31)	(26)	19
Noncurrent income taxes receivable/payable	(6)	(47)	34
Current income taxes receivable/payable	(82)	49	(1)
Other	20	(80)	(50)
Net cash provided by (used in) operating activities	(49)	(76)	34
Cash Flows From Investing Activities:
Investment in subsidiaries	(1,023)	(759)	(347)
Dividends received from subsidiaries (1)	716	716	716
Proceeds from tax equity investments	228	129	7
Other	-	-	(4)
Net cash provided by (used in) investing activities	(79)	86	372
Cash Flows From Financing Activities:
Borrowings under revolving credit facilities	120	150	90
Repayments under revolving credit facilities	-	(150)	(90)
Common stock issued	751	662	303
Common stock dividends paid (2)	(746)	(704)	(662)
Other	1	1	-
Net cash provided by (used in) financing activities	126	(41)	(359)
Net change in cash and cash equivalents	(2)	(31)	47
Cash and cash equivalents at January 1	209	240	193
Cash and cash equivalents at December 31	$207	$209	$240
Supplemental disclosures of cash flow information
Cash received (paid) for:
Interest, net of amounts capitalized	$(20)	$(20)	$(20)
Income taxes, net	(60)	8	36
Supplemental disclosures of noncash investing and financing
activities
Noncash common stock issuances	$22	$24	$265
Common stock dividends declared but not yet paid	196	188	183

(1)

(2)

On January 15, April 15, July 15, October 15, 2011, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.

On January 15, 2010, PG&E Corporation paid a quarterly common stock dividend of $0.42 per share.  On April 15, July 15, and October 15, 2010, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.